COMMON STOCK AND PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
COMMON STOCK AND PREFERRED STOCK

16. COMMON STOCK AND PREFERRED STOCK

We are authorized to issue 150 million shares of common stock with a par value of $.01 per share, of which 44,946,161 shares were outstanding at December 31, 2012. A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2009	49,316,913	594,134
Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Purchase of treasury stock	—	1,455,111
Issuance pursuant to stock option and stock-SARS plan	32,663	(842,746)
Awards of restricted stock	—	(10,683)
Issuance of deferred shares	—	(6,342)

Balance at December 31, 2012	49,618,861	4,672,700

Treasury stock, when reissued, is relieved at the moving average cost of the shares in treasury.

Dividends

During both 2012 and 2011, four quarterly cash dividends of $0.125 per share were declared and paid totaling $22.9 and $24.3, respectively. During 2010, four quarterly cash dividends of $0.0125 per share were declared and paid totaling $2.5.

On January 31, 2013, our Board of Directors declared a quarterly cash dividend of $0.125 per common share, payable on February 25, 2013 to stockholders of record as of February 11, 2013.

Share Repurchases

During 2012, we repurchased 1,455,111 shares of common stock for $99.9 under our stock buyback program. In 2011, we repurchased 4,280,000 shares of our common stock at a total cost of $196.1. As of December 31, 2012, approximately $550.1 remained available from the $650.0 authorization announced on October 9, 2012. Pursuant to our stock buyback program, shares can be repurchased in open market transactions or privately negotiated transactions at our discretion.